PGIM Target Date 2030 Fund
Schedule of Investments (unaudited) as of October 31, 2024
Description	Shares	Value
Long-Term Investments 93.3%
Affiliated Mutual Funds
Domestic Equity — 30.7%
PGIM Jennison Small-Cap Core Equity Fund (Class R6)	85,652	$1,301,056
PGIM Quant Solutions Large-Cap Index Fund (Class R6)	331,155	14,736,400
PGIM Quant Solutions Mid-Cap Index Fund (Class R6)	116,560	1,305,470
		17,342,926
Fixed Income — 46.1%
PGIM Core Conservative Bond Fund (Class R6)	503,648	4,331,377
PGIM Quant Solutions Commodity Strategies Fund (Class R6)	481,797	3,281,040
PGIM TIPS Fund (Class R6)	1,207,687	10,132,493
PGIM Total Return Bond Fund (Class R6)	694,013	8,314,273
		26,059,183
International Equity — 16.5%
PGIM Global Real Estate Fund (Class R6)	163,963	3,364,511
PGIM Quant Solutions Emerging Markets Equity Fund (Class R6)	45,311	564,570
PGIM Quant Solutions International Developed Markets Index Fund (Class R6)	379,771	5,426,930
		9,356,011

Total Long-Term Investments (cost $47,845,119)		52,758,120

Short-Term Investment 6.8%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $3,881,938)	3,881,938	3,881,938

TOTAL INVESTMENTS 100.1% (cost $51,727,057)(wa)		56,640,058
Liabilities in excess of other assets (0.1)%		(73,839)

Net Assets 100.0%		$56,566,219

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

TIPS—Treasury Inflation-Protected Securities

(wa)	Represents investments in Funds affiliated with the Manager.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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PGIM Target Date 2030 Fund